Costs - Average number of employees (Details) - Number	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries
Costs
Average number of employees	31,632	31,332	31,048
Subsidiaries | Senior Managers
Costs
Average number of employees	957	966	993
Subsidiaries | Junior Managers
Costs
Average number of employees	9,084	9,143	9,280
Subsidiaries | Employees
Costs
Average number of employees	15,517	15,747	15,995
Subsidiaries | Workers
Costs
Average number of employees	6,074	5,476	4,780
Joint operations
Costs
Average number of employees	807	760	726
Joint operations | Senior Managers
Costs
Average number of employees	19	18	17
Joint operations | Junior Managers
Costs
Average number of employees	80	78	73
Joint operations | Employees
Costs
Average number of employees	420	380	349
Joint operations | Workers
Costs
Average number of employees	288	284	287